Note 1 - Nature of Business (Details Textual)	Oct. 03, 2023	May 05, 2023 $ / shares	Jan. 29, 2021	Jun. 30, 2023	Dec. 31, 2022
Number of Core Drug Technologies				3	3
NASDAQ Compliance, Minimum Closing Bid Price Per Share (in dollars per share)		$ 1
NASDAQ Compliance, Extension Period (Day)		180 days
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			6
Subsequent Event [Member] | Reverse Stock Split [Member] | Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	5
Subsequent Event [Member] | Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20